Financial risk management - Maturity profile of financial liabilities (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 863,243
Suppliers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	49,678
Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	295,974
Lease payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	131,350
Accounts payable for the acquisition of subsidiaries - Earn Outs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	64,545
Accounts payable for the acquisition of subsidiaries - retained installments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,452
Accounts payable for the acquisition of subsidiaries - Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,997
Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	278,247
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	476,934
2021 | Suppliers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	49,678
2021 | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	69,775
2021 | Lease payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	29,382
2021 | Accounts payable for the acquisition of subsidiaries - Earn Outs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,810
2021 | Accounts payable for the acquisition of subsidiaries - retained installments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	14,740
2021 | Accounts payable for the acquisition of subsidiaries - Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,449
2021 | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	270,100
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	38,174
2022 | Accounts payable for the acquisition of subsidiaries - Earn Outs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	17,738
2022 | Accounts payable for the acquisition of subsidiaries - retained installments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	16,133
2022 | Accounts payable for the acquisition of subsidiaries - Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	548
2022 | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,755
From 2022 to 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	191,025
From 2022 to 2024 | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	116,762
From 2022 to 2024 | Lease payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	54,295
From 2022 to 2024 | Accounts payable for the acquisition of subsidiaries - Earn Outs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,997
From 2022 to 2024 | Accounts payable for the acquisition of subsidiaries - retained installments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,579
From 2022 to 2024 | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,392
After 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	157,110
After 2024 | Loans and financing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	109,437
After 2024 | Lease payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 47,673